Federated Money Market Management
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER MMPXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 30, 2013
Under the heading entitled “Performance: Bar Chart and Table,” please delete the section and replace it with the following:
“Risk/Return Bar Chart
Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.
Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014, is historical information of PMOF IS class.
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Risk/Return Bar Chart
The Fund's IS class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.02%.
Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.33% (quarter ended September 30, 2007). Its lowest quarterly return was 0.02% (quarter ended December 31, 2013).

Average Annual Total Return Table
The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.09%
5 Years	0.28%
Since Inception (8/11/2004)	1.97%
The Fund's IS class 7-Day Net Yield as of December 31, 2013, was 0.06%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.”
July 18, 2014
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452251 (7/14)
Federated Money Market Management
A Portfolio of Money Market Obligations Trust
SERVICE SHARES (TICKER MMSXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED MARCH 14, 2014
Under the heading entitled “Performance: Bar Chart and Table,” please delete the section and replace it with the following:
“Risk/Return Bar Chart
Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.
Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014 is historical information of PMOF SS class.
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
The Fund's SS class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.26% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).

Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.11%
Since Inception (1/18/2005)	1.77%
The Fund's SS class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.”
July 18, 2014
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452252 (7/14)
Federated Money Market Management
A Portfolio of Money Market Obligations Trust
CAPITAL SHARES (TICKER MMLXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 14, 2014
Under the heading entitled “Performance: Bar Chart and Table,” please delete the section and replace it with the following:
“Risk/Return Bar Chart
Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.
Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014, is historical information of PMOF CAP class.
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CAP class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Risk/Return Bar Chart
The Fund's CAP class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.00%.
Within the periods shown in the bar chart, the Fund's CAP class highest quarterly return was 1.30% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).

Average Annual Total Return Table
The following table represents the Fund's CAP class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.02%
5 Years	0.19%
Since Inception (1/18/2005)	1.88%
The Fund's CAP class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.”
July 18, 2014
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452253 (7/14)
Federated Money Market Management
A Portfolio of Money Market Obligations Trust
EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED september 30, 2013
Under the heading entitled “Performance: Bar Chart and Table,” please delete the section and replace it with the following:
“Risk/Return Bar Chart
Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.
Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014, is historical information of PMOF IS class adjusted to reflect the fees and expenses applicable to the Fund's EAG class for each year for which the expenses of the Fund's EAG class would have exceeded the actual expenses paid by the PMOF IS class and to remove any voluntary waiver of Fund expenses related to the IS class that may have occurred during the period prior to July 18, 2014.
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's EAG class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund's EAG class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.00%.
Within the periods shown in the bar chart, the Fund's EAG class highest quarterly return was 1.23% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).
Average Annual Total Return Table
The following table represents the Fund's EAG class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.00%
5 Years	0.00%
Since inception (8/11/2004)	1.56%
You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.”
July 18, 2014
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452254 (7/14)
Federated Money Market Management
A Portfolio of Money Market Obligations Trust
EAGLE SHARES (TICKER MMMXX)
INSTITUTIONAL SHARES (TICKER MMPXX)
SERVICE SHARES (TICKER MMSXX)
CAPITAL SHARES (TICKER MMLXX)

SUPPLEMENT TO statements of additional information DATED September 30, 2013 and MARCH 14, 2014
Under the heading entitled “How is the Fund Organized?,” please add the following as the last paragraph of the section:
“The Federated Money Market Management Fund was established in 1974 and is one of the oldest money market funds in the investment industry. The Fund was among the first to use the amortized cost method of accounting to maintain a stable net asset value and remains one of the longest continuously operated money market funds. On July 19, 2014, the Federated Prime Management Obligations Fund, formerly a portfolio of Money Management Obligations Trust, was reorganized into the Fund. As a result of the reorganization, Federated Prime Management Obligations Fund became the accounting survivor and the Fund became the legal entity survivor.”
July 18, 2014

Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452255 (7/14)